Schedule of cash and cash equivalents (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Total		R$ 8,680,686	R$ 13,862,852	R$ 6,803,880	R$ 5,547,637
Domestic market member
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash		676,083	111,278
Cash equivalents		1,141,221	8,271,312
Foreign market member
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash	[1]	4,374,739	1,835,685
Cash equivalents	[1]	2,488,643	3,644,577
Foreign market member | Braskem idesa member
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash		1,267,582	284,856
Cash equivalents		R$ 505,749	R$ 619,577

[1]	As of December 31, 2021, it includes cash of R$1,267,582 of cash and R$505,749 of cash equivalents (2020: R$284,856 of cash and R$619,577 of cash equivalents) of the subsidiary Braskem Idesa, which cannot be used by the other subsidiaries of the Company.